Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization			$ 68,197,867		$ 64,324,775
Plugging and abandonment cost			68,335		1,502,323
Provisions for plugging wells	$ 77,567,029		77,567,029		77,125,513
Transfers from wells unassigned to a reserve			800,793		74,512,844
Net impairment	$ (14,437,323)	$ (18,391,590)	32,192,460	$ 7,924,576	7,924,576
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 1,487,241		$ 3,893,248
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.15%		5.75%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.35%		7.08%